Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

Note 4 Leases

The Company leases certain office space under a long-term, non-cancelable operating lease agreement. The contract provides the Company the right to substantially all of the economic benefits from the use of the office space and the right to direct the use of the office space, thus it is considered to be or contain a lease. An operating right-of-use (“ROU”) asset and lease liability were recognized based on the present value of the future lease payments over the expected lease term.

The lease has an original term that expires in December 2023 with an option to extend the term for three years. The Company has included the optional renewal period in the lease term because the Company determined after considering all economic factors that the Company is reasonably certain to exercise the option to extend the lease. The agreement requires the Company to pay real estate taxes, insurance, and repairs. There was no allocation of consideration to any non-lease component as amounts were not material.

The weighted-average discount rate is based on the discount rate implicit in the lease, or if the implicit rate is not readily determinable from the lease, then the Company estimates an applicable incremental borrowing rate. The Company determined the incremental borrowing rate based on the Company’s applicable borrowing rates under its current financing agreements as of the commencement date of the standard adoption.

Operating lease costs are recognized in the results of operations as a single lease cost in selling, general and administrative expenses. Total lease costs for the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Operating lease cost	$38,400	$38,400	$38,400

The following table summarizes the supplemental cash flow information for the years ended December 31, 2021,2020 and 2019:

Cash paid for amounts included in the measurement of lease liabilities	2021	2020	2019
Operating cash flows from operating leases	$38,400	$38,400	$38,400

The following summarizes the weighted-average remaining lease term and weighted-average discount rate:

	2021	2020
Weighted-average remaining lease term
Operating leases	60 months	72 months

Weighted-average discount rate
Operating leases	6.00%	6.00%

Maturity of noncancelable operating leases with terms greater than one year as of December 31, 2021 are as follows:

Year Ending December 31,	Operating leases

2022	$38,400
2023	38,400
2024	38,400
2025	38,400
2026	38,400

Total lease payments	$192,000
Less: interest	26,478

Present value of lease liability	$165,522